Alliance
Municipal
Trust
--Connecticut Portfolio

                           Alliance Capital [LOGO](R)

Annual Report
June 30, 2002

LETTER TO SHAREHOLDERS          Alliance Municipal Trust - Connecticut Portfolio
================================================================================

August 15, 2002

Dear Shareholder:

We are pleased to provide you with an update of Alliance Municipal Trust Connecticut Portfolio for the annual reporting period ended June 30, 2002.

While we had been expecting an economic growth of 4% during the second half of the year, we now believe that number will be closer to 3.5%, reflecting the possible impact of a sharp decline in equity prices while the economy is still in the early stages of a recovery. Despite our diminished expectations for economic growth, we remain optimistic. We continue to believe that a combination of very accommodative fiscal and monetary policy, strong underlying growth in liquidity flows and very lean inventory positions suggest that economic growth will still be reasonably good in the second half of the year. While consumption may fall and exports rise, producing a different kind of growth, overall, we expect the economy to expand at a reasonably strong rate in the second half of 2002 and into 2003.

Pessimists contend that since the equity market correction was not limited to the U.S., the impact on the economic recovery also will be global. Clearly, the economic impact of a stock market decline hinges not only on the economy's basic direction, but also on the policies that precede and follow such a decline. The economy is in the early stages of an economic recovery, so it is quite possible that the stock market fall of the past 90 days will take a larger toll on economic activity than either the 1987 or 1998 corrections. Clearly, while another interest rate reduction can not be ruled out if the stock market continues to slide at this rate, U.S. Federal Reserve Chairman Alan Greenspan gave no hint that he and fellow Fed policymakers would further ease monetary policy anytime soon during his recent testimony to Congress.

There is no doubt in our mind that the U.S. economy is in the midst of an uneasy and uncomfortable transition. But this kind of transition has been part of every economic cycle. High levels of consumer spending and housing market gains are not able to sustain an economic recovery indefinitely on their own. In the past, economic recovery has always broadened to include other segments of the economy. Despite all of the risks posed by the stock market's plunge, we continue to believe that the transition to a more balanced and broader domestic and global expansion is underway. The transition may not occur as smoothly, comfortably or neatly as we would like, but we believe it will happen.

We appreciate your investment in the portfolios of Alliance Municipal Trust Connecticut Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS
June 30, 2002                   Alliance Municipal Trust - Connecticut Portfolio
================================================================================

 Principal
  Amount
   (000)   Security (a)                  Yield             Value
--------------------------------------------------------------------------------
           MUNICIPAL BONDS-84.7%
           CONNECTICUT-61.1%
           Connecticut Development
           Authority
           (Central Vermont Public Service)
           Series 85
$   1,000  12/01/15 (b)........           1.50%    $   1,000,000
           Connecticut Development
           Authority
           (Independent Living)
           Series 90
    7,750  7/01/15 (b).........           1.20         7,750,000
           Connecticut Development
           Authority
           (Learjet, Inc.)
           Series 01
    3,100  4/01/26 (b).........           1.30         3,100,000
           Connecticut Development
           Authority
           (Northeast Foods, Inc.)
           Series 98 AMT
    4,300  6/01/13 (b).........           1.40         4,300,000
           Connecticut Development
           Authority
           (Pierce Memorial Baptist Home)
           Series 99
    3,985  10/01/28 (b)........           1.15         3,985,000
           Connecticut Development
           Authority SWR
           (Rand Whitney Project)
           Series 93 AMT
    9,700  8/01/23 (b).........           1.25         9,700,000
           Connecticut GO
           Series 02B
    3,000  6/15/03.............           1.57         3,040,523
           Connecticut GO
           Series 02C
    5,750  12/15/02............           1.40         5,791,630
           Connecticut GO
           Series 94C
    1,000  8/15/02.............           1.35         1,004,969
           Connecticut HEFA
           (Ascension Health Credit
           Group)
           Series 99B
    7,045  11/15/29 (b)........           1.25         7,045,000
           Connecticut HEFA
           (Bradley Health Care)
           Series B
    3,640  7/01/29 (b).........           1.15         3,640,000
           Connecticut HEFA
           (Community Renewal
           Team)
           Series A
    1,940  7/01/19 (b).........           1.10         1,940,000
           Connecticut HEFA
           (Covenant Retirement)
           Series 99A
    2,540  12/01/29 (b)........           1.15         2,540,000
           Connecticut HEFA
           (Hartford Hospital)
           Series 00B
    1,500  7/01/30 (b).........           1.10         1,500,000
           Connecticut HEFA
           (Jerome Home Project)
           Series 97C
    3,295  7/01/19 (b).........           1.15         3,295,000
           Connecticut HEFA
           (Kingswood-Oxford School
           Inc.)
           Series 89
      700  2/01/29 (b).........           1.70           700,000
           Connecticut HEFA
           (Middlesex Hospital)
           Series 01
    1,615  7/01/26 (b).........           1.15         1,615,000
           Connecticut HEFA
           (Pomfret School Issue)
           Series 95A
    1,000  7/01/24 (b).........           1.15         1,000,000
           Connecticut HEFA
           (St. Raphael Hospital)
           Series 98K
    1,500  7/01/22 (b).........           1.18         1,500,000
           Connecticut HEFA
           (Summerwood at University
           Park)
           Series 00A
    1,900  7/01/30 (b).........           1.18         1,900,000
           Connecticut HEFA
           (Williams School)
           Series 01
    5,500  7/01/31 (b).........           1.25         5,500,000
           Connecticut IDA
           (Lapham-Hickey Steel Corp.)
           Series 00
    1,700  9/01/25 (b).........           1.30         1,700,000
           New Haven GO FGIC
           Series 99A
    1,000  2/01/03.............           1.40         1,016,499

                                Alliance Municipal Trust - Connecticut Portfolio
================================================================================

 Principal
  Amount
   (000)   Security (a)                  Yield             Value
--------------------------------------------------------------------------------
           North Canaan Housing
           Authority
           (Geer Woods Project)
           Series 01
$   4,500  8/01/31 (b).........           1.15%    $   4,500,000
           Windsor BAN
           Series 02
    1,690  3/12/03.............           1.46         1,699,151
                                                   -------------
                                                      80,762,772
                                                   -------------
           FLORIDA-2.8%
           Broward County HFA MFHR
           (Reflections Apts.)
           Series `99
    3,700  12/01/29 (b)........           1.30         3,700,000
                                                   -------------
           ILLINOIS-1.7%
           Madison County
           (Shell Wood River Refining
           Co. Project)
           Series 97A AMT
    1,200  3/01/33 (b).........           1.95         1,200,000
           Southwestern Development
           Authority PCR
           (Shell Wood River)
           Series 95 AMT
    1,000  11/01/25 (b)........           1.95         1,000,000
                                                   -------------
                                                       2,200,000
                                                   -------------
           MINNESOTA-2.0%
           Olmsted County
           (Hosp. Rev: Human Services
           Campus)
    2,690  8/01/05 (b).........           1.25         2,690,000
                                                   -------------
           NEVADA-0.8%
           Clark County SWDR
           (Nevada Cogoneration
           Assoc. 2) AMT
    1,000  12/01/22 (b)........           2.00         1,000,000
                                                   -------------
           PUERTO RICO-13.3%
           Puerto Rico Highway &
           Transportation
           Series 92S Pre-refunded
    1,550  7/01/02.............           1.30         1,573,250
           Puerto Rico Highway &
           Transportation
           Series 98A AMBAC
    7,000  7/01/28 (b).........           1.10         7,000,000
           Puerto Rico Industrial,
           Medical, Higher Education
           & Environmental Authority
           (Ana G. Mendez University
           Systems Project)
           Series 98
    9,000  10/01/21 (b)........           1.15         9,000,000
                                                   -------------
                                                      17,573,250
                                                   -------------
           TEXAS-1.9%
           Gulf Coast SWDR
           (Amoco Oil Co.)
           Series 95 AMT
    2,500  7/01/27 (b).........           1.95         2,500,000
                                                   -------------
           WISCONSIN-1.1%
           Kenosha Wisconsin IDA
           (Leblanc Corp.)
           Series 98A AMT
    1,500  12/01/18 (b)........           1.40         1,500,000
                                                   -------------
           Total Municipal Bonds
           (amortized cost
           $111,926,022).......                      111,926,022
                                                   -------------
           COMMERCIAL PAPER-15.5%
           CONNECTICUT-12.5%
           Connecticut Development Authority
           (New England Power Co. Project)
           Series 99
    6,500  7/15/02.............           1.30         6,500,000
           Connecticut HEFA
           (Yale University)
           Series S-2
    4,000  8/13/02.............           1.25         4,000,000
           Connecticut HEFA
           (Yale University)
           Series S-2
    4,000  9/10/02.............           1.30         4,000,000
           New Haven GO
           Series 02A
    2,000  8/09/02.............           1.30         2,000,000
                                                   -------------
                                                      16,500,000
                                                   -------------
           FLORIDA-3.0%
           Miami Dade Fl Aviation AMT
           (Miami International Airport)
           Series A
    4,000  8/07/02.............           1.33         4,000,000
                                                   -------------

STATEMENT OF NET ASSETS
(continued)                     Alliance Municipal Trust - Connecticut Portfolio
================================================================================

                                                           Value
--------------------------------------------------------------------------------
           Total Commercial Paper
           (amortized cost
           $20,500,000)........                    $  20,500,000
                                                   -------------
           TOTAL
           INVESTMENTS-100.2%
           (amortized cost
           $132,426,022).......                      132,426,022
                                                   -------------
           Other assets less
           liabilities-(0.2%)..                         (239,547)
                                                   -------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           132,216,067 shares
           outstanding)........                    $ 132,186,475
                                                   =============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC - American Muncipal Bond Assurance Corporation
      AMT   - Alternative Minimum Tax
      BAN   - Bond Anticipation Note
      FGIC  - Financial Guaranty Insurance Company
      GO    - General Obligation
      HEFA  - Health & Educational Facility Authority
      HFA   - Housing Finance Agency/Authority
      MFHR  - Multi-Family Housing Revenue
      IDA   - Industrial Development Authority
      PCR   - Pollution Control Revenue
      SWDR  - Solid Waste Disposal Revenue
      SWR   - Solid Waste Revenue

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2002        Alliance Municipal Trust - Connecticut Portfolio
================================================================================

INVESTMENT INCOME
     Interest...........................................................                        $    2,779,926
EXPENSES
     Advisory fee (Note B)..............................................     $      828,393
     Distribution assistance and administrative service (Note C)........            756,105
     Custodian fees.....................................................             73,245
     Transfer agency (Note B)...........................................             50,808
     Audit and legal fees...............................................             24,540
     Printing...........................................................             24,305
     Registration fees..................................................             14,831
     Trustees' fees.....................................................              1,700
     Miscellaneous......................................................              9,093
                                                                             --------------
     Total expenses.....................................................          1,783,020
     Less: expense reimbursement (Note B)...............................           (126,233)
                                                                             --------------
     Net expenses.......................................................                             1,656,787
                                                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                        $    1,123,139
                                                                                                ==============

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS                   Alliance Municipal Trust - Connecticut Portfolio
================================================================================

                                                 Year Ended       Year Ended
                                                June 30, 2002    June 30, 2001
                                                ==============   ==============
INCREASE IN NET ASSETS FROM OPERATIONS
     Net investment income....................  $    1,123,139   $    5,141,373
DIVIDENDS TO SHAREHOLDERS FROM
     Net investment income....................      (1,123,139)      (5,141,373)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
     Net increase (decrease) (Note E).........     (50,110,636)      21,297,278
                                                --------------   --------------
     Total increase (decrease)................     (50,110,636)      21,297,278
NET ASSETS
     Beginning of period......................     182,297,111      160,999,833
                                                --------------   --------------
     End of period............................  $  132,186,475   $  182,297,111
                                                ==============   ==============
--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2002                   Alliance Municipal Trust - Connecticut Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio (the "Portfolio"), Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2002, the reimbursement amounted to $126,233.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $23,438 for the year ended June 30, 2002.

For the year ended June 30, 2002, the Portfolio's expenses were reduced by $243 under an expense offset arrangement with AGIS.

NOTES TO FINANCIAL STATEMENTS
(continued)                     Alliance Municipal Trust - Connecticut Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2002, the distribution fee amounted to $414,197. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2002, such payments by the Portfolio amounted to $341,908, a portion of which was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At June 30, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2002, the Portfolio had a capital loss carryforward of $2,026, which expires in the year 2004. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The capital loss carryforward expired during the year was $16,849. Dividends paid from net investment income for the year ended June 30, 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 2002, capital paid-in aggregated $132,188,501. Transactions, all at $1.00 per share, were as follows:

                                                 Year Ended        Year Ended
                                                  June 30,          June 30,
                                                    2002              2001
                                               ==============    ==============
Shares sold..................................     348,053,326       599,814,176
Shares issued on reinvestments of dividends..       1,123,139         5,141,373
Shares redeemed..............................    (399,287,101)     (583,658,271)
                                               --------------    --------------
Net increase (decrease)......................     (50,110,636)       21,297,278
                                               ==============    ==============

FINANCIAL HIGHLIGHTS            Alliance Municipal Trust - Connecticut Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                                    Year Ended June 30,
                                                         ========================================================================
                                                             2002           2001           2000          1999           1998
                                                         =============  ============  =============  =============  =============
Net asset value, beginning of period...........          $        1.00  $       1.00  $        1.00  $        1.00  $        1.00
                                                         -------------  ------------  -------------  -------------  -------------
Income From Investment Operations
Net investment income (a)......................                   .006          .026           .026           .022           .027
                                                         -------------  ------------  -------------  -------------  -------------
Less: Dividends
Dividends from net investment income...........                  (.006)        (.026)         (.026)         (.022)         (.027)
                                                         -------------  ------------  -------------  -------------  -------------
Net asset value, end of period.................          $        1.00  $       1.00  $        1.00  $        1.00  $        1.00
                                                         =============  ============  =============  =============  =============
Total Return
Total investment return based on net asset value (b)               .64%         2.68%          2.66%          2.25%          2.75%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)......          $     132,186  $    182,297  $     161,000  $     143,401  $     124,107
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements.                   1.00%         1.00%          1.00%          1.00%           .93%
   Expenses, before waivers and reimbursements                    1.08%         1.04%          1.07%          1.07%          1.06%
   Net investment income (a)...................                    .68%         2.62%          2.63%          2.22%          2.69%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolios distributions or the redemption of Portfolios shares. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT
ACCOUNTANTS                     Alliance Municipal Trust - Connecticut Portfolio
================================================================================

To the Board of Trustees and Shareholders of Alliance Municipal Trust - Connecticut Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust - Connecticut Portfolio (the "Fund") at June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002, by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended June 30, 1999 were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
New York, New York
August 9, 2002

                                Alliance Municipal Trust - Connecticut Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

                                Alliance Municipal Trust - Connecticut Portfolio
================================================================================

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.

                                                                             PORTFOLIOS
                                                                               IN FUND             OTHER
      NAME, ADDRESS                           PRINCIPAL                        COMPLEX         DIRECTORSHIPS
     AGE OF TRUSTEE                         OCCUPATION(S)                    OVERSEEN BY          HELD BY
   (YEARS OF SERVICE*)                   DURING PAST 5 YEARS                   TRUSTEE            TRUSTEE
------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

John D. Carifa,** 57,            President, Chief Operating Officer and a       114                None
1345 Avenue of the Americas,     Director of ACMC**, with which he has
New York, NY 10105 (13)          been associated since prior to 1997.

DISINTERESTED TRUSTEES

Sam Y. Cross, 75                 Since prior to 1997, Executive Vice             15        He is a director
200 East 66th Street,            President of The Federal Reserve Bank of                  of Fuji Bank and
New York, NY 10021 (10)          New York and manager for foreign                          Trust Co.
                                 operations for The Federal Reserve
                                 System. He is Executive-In-Residence at
                                 the School of International and Public
                                 Affairs, Columbia University. He is also
                                 a director of Fuji Bank and Trust Co.

Charles H.P. Duell, 64           President of Middleton Place Foundation         15        Trustee Emeritus
Middleton Place Foundation,      with which he has been associated since                   of the National
4300 Ashley River Road,          prior to 1997. He is also a Trustee                       Trust for
Charleston,                      Emeritus of the National Trust for                        Historic
South Carolina 29414 (17)        Historic Preservation and serves as                       Preservation and
                                 Chairman of the Board of Architectural                    Chairman of the
                                 Review, City of Charleston.                               Board of
                                                                                           Architectural
                                                                                           Review, City of
                                                                                           Charleston

William H. Foulk, Jr., 69        An Investment Adviser and an Independent       109                None
2 Sound View Drive,              Consultant. He was formerly Senior
Suite 100, Greenwich,            Manager of Barrett Associates, Inc., a
CT  06830 (18)                   registered investment adviser, with
                                 which he had been associated since prior
                                 to 1997. He was formerly Deputy
                                 Comptroller of the State of New York
                                 and, prior thereto, Chief Investment
                                 Officer of the New York Bank for
                                 Savings.

David K. Storrs, 58              President and Chief Executive Officer of        15                None
65 South Gate Lane,              Alternative Investment Group, LLC (an
Southport, CT 06490 (13)         investment firm). He was formerly
                                 President of The Common Fund (investment
                                 management for educational institutions)
                                 with which he had been associated since
                                 prior to 1997.

Shelby White, 63                 An author and financial journalist.             15                None
One Sutton Place South,
New York, NY 10022 (10)

                                Alliance Municipal Trust - Connecticut Portfolio
================================================================================

OFFICERS

     NAME, ADDRESS*           POSITION(S) HELD          PRINCIPAL OCCUPATION
         AND AGE                  WITH FUND             DURING PAST 5 YEARS**
--------------------------------------------------------------------------------
John D. Carifa, 57          Chairman                 See biography above.

Ronald M. Whitehill, 64     President                Senior Vice President of
                                                     ACMC** and President and
                                                     Chief Executive Officer of
                                                     Alliance Cash Management
                                                     Services with which he has
                                                     been associated since
                                                     prior to 1997.

Kathleen A. Corbet, 42      Senior Vice President    Executive Vice President
                                                     of ACMC** with which she
                                                     has been associated since
                                                     prior to 1997.

Drew A. Biegel, 51          Senior Vice President    Vice President of ACMC**
                                                     with which he has been
                                                     associated since prior to
                                                     1997.

John R. Bonczek, 42         Senior Vice President    Senior Vice President of
                                                     AFD** with which he has
                                                     been associated since
                                                     prior to 1997.

Doris T. Ciliberti, 38      Senior Vice President    Vice President of AFD**
                                                     with which she has been
                                                     associated since prior to
                                                     1997.

Patricia Ittner, 51         Senior Vice President    Vice President of ACMC**
                                                     with which she has been
                                                     associated since prior to
                                                     1997.

Robert I. Kurzweil, 51      Senior Vice President    Vice President of AFD**
                                                     with which he has been
                                                     associated since prior to
                                                     1997.

William E. Oliver, 52       Senior Vice President    Senior Vice President of
                                                     ACMC** with which he has
                                                     been associated since
                                                     prior to 1997.

Raymond J. Papera, 46       Senior Vice President    Senior Vice President of
                                                     ACMC** with which he has
                                                     been associated since
                                                     prior to 1997.

Frances M. Dunn, 31         Vice President           Vice President of ACMC**
                                                     with which she has been
                                                     associated since prior to
                                                     1997.

William J. Fagan, 40        Vice President           Assistant Vice President
                                                     of AFD** with which he has
                                                     been associated since
                                                     prior to 1997.

Linda N. Kelley, 41         Vice President           Assistant Vice President
                                                     of AFD** with which she
                                                     has been associated since
                                                     prior to 1997.

Joseph LaSpina, 41          Vice President           Vice President of AFD**
                                                     with which he has been
                                                     associated since prior to
                                                     1997.

Eileen M. Murphy, 30        Vice President           Vice President of ACMC**
                                                     with which she has been
                                                     associated since prior to
                                                     1997.

Maria C. Sazon, 36          Vice President           Vice President of ACMC**
                                                     with which she has been
                                                     associated since prior to
                                                     1997.

                                Alliance Municipal Trust - Connecticut Portfolio
================================================================================

     NAME, ADDRESS*           POSITION(S) HELD          PRINCIPAL OCCUPATION
         AND AGE                  WITH FUND             DURING PAST 5 YEARS**
--------------------------------------------------------------------------------
Edmund P. Bergan, Jr., 52   Secretary                Senior Vice President and
                                                     the General Counsel of
                                                     AFD** and AGIS** with
                                                     which he has been
                                                     associated since prior to
                                                     1997.

Mark D. Gersten, 51         Treasurer and Chief      Senior Vice President of
                            Financial Officer        AGIS** and Vice President
                                                     of AFD** with which he has
                                                     been associated since
                                                     prior to 1997.

Thomas R. Manley, 50        Controller               Vice President of ACMC**
                                                     with which he has been
                                                     associated since prior to
                                                     1997

--------------------------------------------------------------------------------

* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, AFD, ACL and AGIS are affiliates of the Fund.

      The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

                     (This page left intentionally blank.)

Alliance Municipal Trust - Connecticut Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |2| |8| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTCTAR0602